UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28-03530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York        11/8/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        89
                                               -------------

Form 13F Information Table Value Total:        $3,282,737
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE



              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACCENTURE LTD BERMUDA              CL A         G1150G111    26,751    1,050,700   SH       SOLE           1,050,700
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP         COM          018581108    59,089    1,509,300   SH       SOLE           1,509,300
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105     6,222      378,700   SH       SOLE             378,700
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL GROUP INC OHIO       COM          025932104     8,930      263,200   SH       SOLE             263,200
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                      COM          00845V308     6,192      594,800   SH       SOLE             594,800
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            COM          026874107    86,849    1,401,700   SH       SOLE           1,401,700
-----------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC                       COM          04621X108     9,039      237,500   SH       SOLE             237,500
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                        COM          052800109   122,013    2,804,900   SH       SOLE           2,804,900
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP          COM          008252108    17,953      247,900   SH       SOLE             247,900
-----------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HOLDING CORP NEW        COM          03074K100     6,508      303,000   SH       SOLE             303,000
-----------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC                  COM          011589108    34,838    2,036,100   SH       SOLE           2,036,100
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS AMER INC                     COM          049167109    30,668      627,808   SH       SOLE             627,808
-----------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL HOLDINGS              SHS          G0692U109    17,534      615,000   SH       SOLE             615,000
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC                   COM          074002106    14,474    1,907,000   SH       SOLE           1,907,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                      COM          172967101    18,222      400,300   SH       SOLE             400,300
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC            COM          204912109    53,195    1,912,800   SH       SOLE           1,912,800
-----------------------------------------------------------------------------------------------------------------------------------
CAE INC                            COM          124765108    13,259    1,970,300   SH       SOLE           1,970,300
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108    51,777      967,800   SH       SOLE             967,800
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS       COM          184502102     3,289      100,000   SH       SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103    52,751    2,555,755   SH       SOLE           2,555,755
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                    COM          125896100     9,219      560,400   SH       SOLE             560,400
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                    COM          141705103    47,723      955,800   SH       SOLE             955,800
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                    COM NEW          208464883    59,366    2,812,200   SH       SOLE           2,812,200
-----------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                  COM          20854P109    28,601      375,000   SH       SOLE             375,000
-----------------------------------------------------------------------------------------------------------------------------------
COPART INC                         COM          217204106    24,109    1,010,000   SH       SOLE           1,010,000
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032809    53,085    1,899,300   SH       SOLE           1,899,300
-----------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                        COM          152312104    23,946      370,800   SH       SOLE             370,800
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP     CLA NY CABLVS          12686C109    30,713    1,001,400   SH       SOLE           1,001,400
-----------------------------------------------------------------------------------------------------------------------------------
DEERE & CO                         COM          244199105    35,820      585,300   SH       SOLE             585,300
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109    86,188    2,914,700   SH       SOLE           2,914,700
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                         COM          23918K108    10,122      219,700   SH       SOLE             219,700
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                        COM          292505104     1,236       21,200   SH       SOLE              21,200
-----------------------------------------------------------------------------------------------------------------------------------
EMBRAER-EMPRESA
 BRASILEIRA D           SP ADR PFD SHS          29081M102    41,422    1,073,100   SH       SOLE           1,073,100
-----------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP             COM          269246104    26,650    1,514,200   SH       SOLE           1,514,200
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC        COM          00763M108    26,383      695,200   SH       SOLE             695,200
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO      CL B          35671D857    88,640    1,824,234   SH       SOLE           1,824,234
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                    COM          319963104     5,220      130,500   SH       SOLE             130,500
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP           COM          313400301    39,443      698,600   SH       SOLE             698,600
-----------------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    35,431      571,000   SH       SOLE             571,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                    COM          369604103       976       29,000   SH       SOLE              29,000
-----------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP                 COM          432848109    56,425    2,528,000   SH       SOLE           2,528,000
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM          427056106    13,848    1,133,200   SH       SOLE           1,133,200
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS       COM          459200101    25,558      318,600   SH       SOLE             318,600
-----------------------------------------------------------------------------------------------------------------------------------
JANUS CAP GROUP INC                COM          47102X105     3,997      276,600   SH       SOLE             276,600
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                    COM          492386107    81,404      838,269   SH       SOLE             838,269
-----------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC             COM          494580103    19,352      649,400   SH       SOLE             649,400
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                          COM          55262L100    71,069    2,884,300   SH       SOLE           2,884,300
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                         COM          500255104    43,481      866,500   SH       SOLE             866,500
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC           COM SER A          530555101     2,833      104,600   SH       SOLE             104,600
----------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC           COM SER C          530555309     4,040      156,900   SH       SOLE             156,900
----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                     COM          580135101    80,644    2,408,000   SH       SOLE           2,408,000
-----------------------------------------------------------------------------------------------------------------------------------
MCI INC                            COM          552691107    41,602    1,639,800   SH       SOLE           1,639,800
-----------------------------------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH SVCS INC       COM NEW          559079207       499       14,200   SH       SOLE              14,200
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                   COM          02209S103    54,973      745,800   SH       SOLE             745,800
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                     COM          594918104    65,612    2,550,000   SH       SOLE           2,550,000
-----------------------------------------------------------------------------------------------------------------------------------
MITAAL STEEL CO N V      NY REG SH CLA          60684P101       576       20,000   SH       SOLE              20,000
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                 COM NEW          617446448    15,756      292,100   SH       SOLE             292,100
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                 COM          635405103       341       10,200   SH       SOLE              10,200
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL                        COM          62940M104    22,679      339,500   SH       SOLE             339,500
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                         CL A          65248E104    51,600    3,309,800   SH       SOLE           3,309,800
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                         COM          717081103    47,133    1,887,600   SH       SOLE           1,887,600
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC              CL A          761195205    18,788    1,059,700   SH       SOLE           1,059,700
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                     ORD          G90078109    98,973    1,614,300   SH       SOLE           1,614,300
-----------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                    COM          778296103    46,303    1,953,700   SH       SOLE           1,953,700
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP             COM FON          852061100    96,679    4,065,568   SH       SOLE           4,065,568
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CORP INTL                  COM          817565104    53,596    6,465,100   SH       SOLE           6,465,100
-----------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD              ORD          G7885T104    21,601      906,100   SH       SOLE             906,100
-----------------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP                    COM          848568309    46,270    4,112,900   SH       SOLE           4,112,900
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP             CL A          80874P109    80,082    2,583,300   SH       SOLE           2,583,300
-----------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY                      COM          816851109    13,149      279,400   SH       SOLE             279,400
-----------------------------------------------------------------------------------------------------------------------------------
SASOL LTD                SPONSORED ADR          803866300     1,876       48,500   SH       SOLE              48,500
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW                 COM          844030106     2,706      105,000   SH       SOLE             105,000
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                      COM          871503108    43,562    1,922,400   SH       SOLE           1,922,400
-----------------------------------------------------------------------------------------------------------------------------------
21ST CENTY HLDG CO                 COM          90136Q100     5,248      389,000   SH       SOLE             389,000
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC                  COM          897868107     2,672       65,400   SH       SOLE              65,400
-----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC                COM          87956T107    15,149      660,100   SH       SOLE             660,100
-----------------------------------------------------------------------------------------------------------------------------------
TOWER GROUP INC                    COM          891777104     3,071      203,100   SH       SOLE             203,100
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                    COM          887317105    60,377    3,333,900   SH       SOLE           3,333,900
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                           COM          873168108    72,808      645,000   SH       SOLE             645,000
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106   140,010    5,027,291   SH       SOLE           5,027,291
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                        CL B          925524308    22,747      689,100   SH       SOLE             689,100
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW              COM          929903102       933       19,600   SH       SOLE              19,600
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                      COM          94973V107   187,973    2,479,200   SH       SOLE           2,479,200
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                COM          931142103       543       12,400   SH       SOLE              12,400
-----------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP                COM          985577105    39,473      953,000   SH       SOLE             953,000
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                   SPONSORED ADR          055622104    46,463      655,800   SH       SOLE             655,800
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO        SPONS ADR A          780259206    80,028    1,219,200   SH       SOLE           1,219,200
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S A                SPONSORED ADR          89151E109    60,562      445,900   SH       SOLE             445,900
-----------------------------------------------------------------------------------------------------------------------------------
PETRO-CDA                          COM          71644E102     3,827       91,400   SH       SOLE              91,400
-----------------------------------------------------------------------------------------------------------------------------------
